EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS (Details 2) (USD $)	1 Months Ended			12 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2011
Stock buy-back activity
Shares purchased (in shares)				(35,833,357)
Privately negotiated transactions
Stock buy-back activity
Shares purchased (in shares)	927,468	2,273,172	2,046,940	5,247,580
Average price (in dollars per share)	$ 11.3308	$ 12.4592	$ 13.1455	$ 12.53
Total consideration for shares repurchased	$ 10,509,000	$ 28,322,000	$ 26,908,000	$ 65,700,000
Open market transactions | Maximum
Stock buy-back activity
Authorised amount to repurchase common stock			$ 250,000,000